Fair Value measurements	12 Months Ended
Dec. 31, 2012
Fair Value measurements [Abstract]
Fair Value measurements

18.    Fair value measurements:

The guidance related to Fair Value Measurements requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1:    Quoted market prices in active markets for identical assets or liabilities;

Level 2:    Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3:    Unobservable inputs that are not corroborated by market data.

Fair value on a recurring basis

The Company trades in the freight derivatives (FFAs and freight options) and bunker derivatives markets with an objective to utilize those instruments as economic hedge instruments that can be highly effective in reducing the risk on specific vessels trading in the spot market and to take advantage of short term fluctuations in the market prices. Freight derivatives and bunker derivatives trading do not qualify for cash flow hedges for accounting purposes, therefore resulting gains or losses are recognized in the accompanying consolidated statements of operations.

Dry bulk shipping freight derivatives have the following characteristics: they cover periods from several days and months to one year or more years; they can be based on time charter rates or freight rates on specific quoted routes; and they are executed between two parties. All Company's freight derivatives are cleared transactions. During 2010, the Company entered into several FFA contracts. All of the Company's FFAs are settled on a daily basis through the London Clearing House (LCH). There is also a margin maintenance requirement based on marking the contract to market. Freight options are treated as assets/liabilities until they are settled. During 2011 and 2012, the Company entered into several Freight derivatives, including freight options. As of December 31, 2011 fair value of derivative instruments liability, determined through Level 1 inputs of the fair value hierarchy as defined in ASC 820-10-35 Fair Value Measurements and Disclosure, Subsequent Re-measurement of FASB Accounting Standard Codification (ASC), was $82. As of December 31, 2012 the Company had no open positions on freight derivatives.

Bunker derivatives are agreements between two parties to exchange cash flows at a fixed price on bunkers, where volume, time period and price are agreed in advance. The Company's derivatives are traded as a derivative on the over-the-counter (OTC) market. During 2010, the Company entered into several bunker swap contracts. As of December 31, 2011 and 2012, the Company had no open positions on bunkers swaps.

As of December 31, 2011 and 2012, the cash margin requirement for future trades (of both freight and bunker derivatives) was $153 and $0 and is classified as short-term restricted cash in the accompanying consolidated balance sheets.

For the years ended December 31, 2010, 2011 and 2012, the gain or (loss) recognized on freight and bunker derivative contracts is included under "Loss/ (gain) on derivative instruments" in the accompanying consolidated statements of operations and is analyzed as follows:

	2010	2011	2012
Freight Derivatives	$2.078	$390	$-41
Bunker Derivatives	5	-	-
	$2.083	$390	$-41

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and non-current restricted cash balances, bearing interest at variable interest rates, approximate their recorded values as of December 31, 2012.

Fair value on a nonrecurring basis

As a result of the decline in charter rates and vessel values during the last four years and because market expectations for future rates are low and vessel values are unlikely to increase to the high levels of 2008 in the foreseeable future, the Company reviewed, as of December 31, 2011 and September 30, 2012, the carrying amount in connection with the estimated recoverable amount for each of its vessels. The review as of December 31, 2011 indicated that such carrying amount was not recoverable for two of the Company’s vessels; Star Ypsilon and Star Sigma and as of September 30, 2012 indicated that such carrying amount was not recoverable for the Company’s eight Supramax vessels and one of the Company’s oldest Capesize vessel, Star Sigma. Details of the impairment charge for each vessel, as of December 31, 2011, are noted in the table below.

	Fair Value Measurements Using
Vessel	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Vessel impairment loss
	(Level 1)	(Level 2)	(Level 3)
Star Ypsilon	-	11.500	-	30.754
Star Sigma	-	14.000	-	31.266
TOTAL		25.500		62.020

Details of the impairment charge for each vessel, as of December 31, 2012, are noted in the table below.

Fair Value Measurements Using
Vessel	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Vessel impairment loss
	(Level 1)	(Level 2)	(Level 3)
Star Cosmo	-	14.000	-	45.838
Star Delta	-	12.000	-	35.836
Star Epsilon	-	13.000	-	36.756
Star Gamma	-	14.000	-	36.033
Star Kappa	-	13.500	-	39.115
Star Omicron	-	17.750	-	39.841
Star Theta	-	15.000	-	36.784
Star Zeta	-	15.250	-	29.811
Star Sigma	-	9.000	-	3.205
TOTAL	-	123.500	-	303.219

The fair value is based on the Company's best estimate of the value of each vessel on a time charter free basis, and is supported by vessel valuations of independents shipbrokers as of December 31, 2011 and September 30, 2012. The Company recognized a total impairment loss of $62,020 and $303,219, which was included under "Vessel impairment loss" in the accompanying consolidated statements of operations for the year ended December 31, 2011 and 2012, respectively.